Fair Value (Transfers between Level 1 and Level 2) (Detail) - Fair Value, Measurements, Recurring [Member] - Investment Securities, Available-for-sale Securities [Member] - Marketable Equity Securities [Member] - JPY (¥)
¥ in Millions
		Sep. 30, 2017	Sep. 30, 2016
Assets, Fair Value Disclosure [Abstract]
Transfers out of Level 1 into Level 2, Assets	[1]	¥ 1,981	¥ 20,689
Transfers out of Level 2 into Level 1, Assets	[1]	¥ 3,839	¥ 4,578

[1]	All transfers between Level 1 and Level 2 were assumed to have occurred at the beginning of the period.